Significant Accounting Policies (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	37.00%	40.00%	37.00%
Volatility, maximum	60.00%	64.00%	60.00%
Risk free interest, minimum	0.10%	0.10%	0.10%
Risk free interest, maximum	3.48%	2.30%	3.48%
Early exercise multiple, minimum	1.85	1.55	1.85
Early exercise multiple, maximum	2.60	1.85	2.60